SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2016 item
Minimum
Useful life	3 years
Maximum
Useful life	5 years
Commodity future contracts
Outstanding commodity futures contract	0